Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust
Entity Central Index Key	0001097519
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Columbia Mid Cap Index Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Mid Cap Index Fund
Class Name	Class A
Trading Symbol	NTIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Mid Cap Index Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sectors
| The financials, utilities and industrials sectors were the top performing sectors within the portfolio, on an absolute basis, over the period.
Individual holdings
| Fund positions in Texas Pacific Land Corporation, a company engaged in land and resource management, and water services and operations in the state of Texas; Vistra Corp., an energy company focused on retail electricity and power generation; Interactive Brokers Group, Inc., an electronic brokerage firm; Williams-Sonoma, Inc., a retail company that sells kitchenware and home furnishings; and Sprouts Farmers Market, Inc., an operator of organic and natural food stores, were among the top absolute contributors during the period.
Top Performance Detractors
Sectors
| The health care, consumer discretionary and materials sectors were the weakest performing sectors within the portfolio on an absolute basis.
Individual holdings
| Fund positions in Celsius Holdings, Inc., a company that produces fitness and energy beverages; elf Beauty, Inc., a provider of cosmetic and skin care products; Five Below, Inc., an operator of specialty discount stores; Avantor, Inc., a biotechnology, chemicals and pharmaceuticals company; and Cleveland-Cliffs, Inc., a mining and natural resources company, were among the top absolute detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A	8.23	12.51	8.69
S&P MidCap 400® Index	8.69	13.01	9.19
Russell 3000 ® Index (a)	17.53	16.12	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,506,954,643
Holdings Count | Holding	403
Advisory Fees Paid, Amount	$ 5,248,744
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,506,954,643
Total number of portfolio holdings	403
Management services fees (represents 0.20% of Fund average net assets)	$ 5,248,744
Portfolio turnover for the reporting period	16%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Williams-Sonoma, Inc.	0.8%
Interactive Brokers Group, Inc., Class A	0.7%
Expand Energy Corp.	0.7%
RB Global, Inc.	0.6%
EMCOR Group, Inc.	0.6%
Watsco, Inc.	0.6%
Equitable Holdings, Inc.	0.6%
Dynatrace, Inc.	0.6%
DocuSign, Inc.	0.6%
Guidewire Software, Inc.	0.6%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Williams-Sonoma, Inc.	0.8%
Interactive Brokers Group, Inc., Class A	0.7%
Expand Energy Corp.	0.7%
RB Global, Inc.	0.6%
EMCOR Group, Inc.	0.6%
Watsco, Inc.	0.6%
Equitable Holdings, Inc.	0.6%
Dynatrace, Inc.	0.6%
DocuSign, Inc.	0.6%
Guidewire Software, Inc.	0.6%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Mid Cap Index Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Mid Cap Index Fund
Class Name	Institutional Class
Trading Symbol	NMPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Mid Cap Index Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sectors
| The financials, utilities and industrials sectors were the top performing sectors within the portfolio, on an absolute basis, over the period.
Individual holdings
| Fund positions in Texas Pacific Land Corporation, a company engaged in land and resource management, and water services and operations in the state of Texas; Vistra Corp., an energy company focused on retail electricity and power generation; Interactive Brokers Group, Inc., an electronic brokerage firm; Williams-Sonoma, Inc., a retail company that sells kitchenware and home furnishings; and Sprouts Farmers Market, Inc., an operator of organic and natural food stores, were among the top absolute contributors during the period.
Top Performance Detractors
Sectors
| The health care, consumer discretionary and materials sectors were the weakest performing sectors within the portfolio on an absolute basis.
Individual holdings
| Fund positions in Celsius Holdings, Inc., a company that produces fitness and energy beverages; elf Beauty, Inc., a provider of cosmetic and skin care products; Five Below, Inc., an operator of specialty discount stores; Avantor, Inc., a biotechnology, chemicals and pharmaceuticals company; and Cleveland-Cliffs, Inc., a mining and natural resources company, were among the top absolute detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	8.48	12.79	8.96
S&P MidCap 400® Index	8.69	13.01	9.19
Russell 3000 ® Index (a)	17.53	16.12	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,506,954,643
Holdings Count | Holding	403
Advisory Fees Paid, Amount	$ 5,248,744
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,506,954,643
Total number of portfolio holdings	403
Management services fees (represents 0.20% of Fund average net assets)	$ 5,248,744
Portfolio turnover for the reporting period	16%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Williams-Sonoma, Inc.	0.8%
Interactive Brokers Group, Inc., Class A	0.7%
Expand Energy Corp.	0.7%
RB Global, Inc.	0.6%
EMCOR Group, Inc.	0.6%
Watsco, Inc.	0.6%
Equitable Holdings, Inc.	0.6%
Dynatrace, Inc.	0.6%
DocuSign, Inc.	0.6%
Guidewire Software, Inc.	0.6%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Williams-Sonoma, Inc.	0.8%
Interactive Brokers Group, Inc., Class A	0.7%
Expand Energy Corp.	0.7%
RB Global, Inc.	0.6%
EMCOR Group, Inc.	0.6%
Watsco, Inc.	0.6%
Equitable Holdings, Inc.	0.6%
Dynatrace, Inc.	0.6%
DocuSign, Inc.	0.6%
Guidewire Software, Inc.	0.6%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Mid Cap Index Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Mid Cap Index Fund
Class Name	Institutional 2 Class
Trading Symbol	CPXRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Mid Cap Index Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sectors
| The financials, utilities and industrials sectors were the top performing sectors within the portfolio, on an absolute basis, over the period.
Individual holdings
| Fund positions in Texas Pacific Land Corporation, a company engaged in land and resource management, and water services and operations in the state of Texas; Vistra Corp., an energy company focused on retail electricity and power generation; Interactive Brokers Group, Inc., an electronic brokerage firm; Williams-Sonoma, Inc., a retail company that sells kitchenware and home furnishings; and Sprouts Farmers Market, Inc., an operator of organic and natural food stores, were among the top absolute contributors during the period.
Top Performance Detractors
Sectors
| The health care, consumer discretionary and materials sectors were the weakest performing sectors within the portfolio on an absolute basis.
Individual holdings
| Fund positions in Celsius Holdings, Inc., a company that produces fitness and energy beverages; elf Beauty, Inc., a provider of cosmetic and skin care products; Five Below, Inc., an operator of specialty discount stores; Avantor, Inc., a biotechnology, chemicals and pharmaceuticals company; and Cleveland-Cliffs, Inc., a mining and natural resources company, were among the top absolute detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	8.44	12.78	8.95
S&P MidCap 400® Index	8.69	13.01	9.19
Russell 3000 ® Index (a)	17.53	16.12	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,506,954,643
Holdings Count | Holding	403
Advisory Fees Paid, Amount	$ 5,248,744
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,506,954,643
Total number of portfolio holdings	403
Management services fees (represents 0.20% of Fund average net assets)	$ 5,248,744
Portfolio turnover for the reporting period	16%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Williams-Sonoma, Inc.	0.8%
Interactive Brokers Group, Inc., Class A	0.7%
Expand Energy Corp.	0.7%
RB Global, Inc.	0.6%
EMCOR Group, Inc.	0.6%
Watsco, Inc.	0.6%
Equitable Holdings, Inc.	0.6%
Dynatrace, Inc.	0.6%
DocuSign, Inc.	0.6%
Guidewire Software, Inc.	0.6%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Williams-Sonoma, Inc.	0.8%
Interactive Brokers Group, Inc., Class A	0.7%
Expand Energy Corp.	0.7%
RB Global, Inc.	0.6%
EMCOR Group, Inc.	0.6%
Watsco, Inc.	0.6%
Equitable Holdings, Inc.	0.6%
Dynatrace, Inc.	0.6%
DocuSign, Inc.	0.6%
Guidewire Software, Inc.	0.6%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Mid Cap Index Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Mid Cap Index Fund
Class Name	Institutional 3 Class
Trading Symbol	CMDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Mid Cap Index Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sectors
| The financials, utilities and industrials sectors were the top performing sectors within the portfolio, on an absolute basis, over the period.
Individual holdings
| Fund positions in Texas Pacific Land Corporation, a company engaged in land and resource management, and water services and operations in the state of Texas; Vistra Corp., an energy company focused on retail electricity and power generation; Interactive Brokers Group, Inc., an electronic brokerage firm; Williams-Sonoma, Inc., a retail company that sells kitchenware and home furnishings; and Sprouts Farmers Market, Inc., an operator of organic and natural food stores, were among the top absolute contributors during the period.
Top Performance Detractors
Sectors
| The health care, consumer discretionary and materials sectors were the weakest performing sectors within the portfolio on an absolute basis.
Individual holdings
| Fund positions in Celsius Holdings, Inc., a company that produces fitness and energy beverages; elf Beauty, Inc., a provider of cosmetic and skin care products; Five Below, Inc., an operator of specialty discount stores; Avantor, Inc., a biotechnology, chemicals and pharmaceuticals company; and Cleveland-Cliffs, Inc., a mining and natural resources company, were among the top absolute detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	8.47	12.78	8.95
S&P MidCap 400® Index	8.69	13.01	9.19
Russell 3000 ® Index (b)	17.53	16.12	12.36
(a)
The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,506,954,643
Holdings Count | Holding	403
Advisory Fees Paid, Amount	$ 5,248,744
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,506,954,643
Total number of portfolio holdings	403
Management services fees (represents 0.20% of Fund average net assets)	$ 5,248,744
Portfolio turnover for the reporting period	16%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Williams-Sonoma, Inc.	0.8%
Interactive Brokers Group, Inc., Class A	0.7%
Expand Energy Corp.	0.7%
RB Global, Inc.	0.6%
EMCOR Group, Inc.	0.6%
Watsco, Inc.	0.6%
Equitable Holdings, Inc.	0.6%
Dynatrace, Inc.	0.6%
DocuSign, Inc.	0.6%
Guidewire Software, Inc.	0.6%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Williams-Sonoma, Inc.	0.8%
Interactive Brokers Group, Inc., Class A	0.7%
Expand Energy Corp.	0.7%
RB Global, Inc.	0.6%
EMCOR Group, Inc.	0.6%
Watsco, Inc.	0.6%
Equitable Holdings, Inc.	0.6%
Dynatrace, Inc.	0.6%
DocuSign, Inc.	0.6%
Guidewire Software, Inc.	0.6%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds